UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		May 11, 2007


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		$ 537,401,778











List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3   Column 4  Column 5          Column 6   Column 7  Column8

                                                     VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP    (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ADESA INC.                Common       00686U104       14,044  508,281sh         sole                508,281
AMERIS BANCORP            Common       03076K108       15,615  637,865sh         sole                637,865
AMETEK INC                Common       031100100       14,111  408,547sh         sole                408,547
ASTORIA FINANCIAL CORP    Common       046265104       14,961  562,661sh         sole                562,661
BENJAMIN FRANKLIN BANCORP Common       082073107          219   15,000sh         sole                 15,000
CAMBRIDGE BANCORP         Common       132152109          563   18,000sh         sole                 18,000
CAPITAL ONE FINANCIAL CORPCommon       14040H105       14,626  193,818sh         sole                193,818
CENTRAL PARKING CORP      Common       154785109       12,956  584,122sh         sole                584,122
COLONY BANKCORP, INC.     Common       19623P101        5,955  286,861sh         sole                286,861
COMMUNITY CAPITAL CORP.   Common       20363C102          141    7,000sh         sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100          282   23,936sh         sole                 23,936
FORD MOTOR COMPANY        Common       345370860       14,2381,804,599sh         sole              1,804,599
FPL GROUP INC.            Common       302571104       14,462  236,422sh         sole                236,422
GENERAL DYNAMICS CORP.    Common       369550108       13,935  182,401sh         sole                182,401
IDEARC INC.               Common       451663108          354   10,083sh         sole                 10,083
INTERNATIONAL BANCSHARES CCommon       459044103       15,012  505,969sh         sole                505,969
MAC-GRAY CORP             Common       554153106       16,3351,043,080sh         sole              1,043,080
MARATHON OIL CORP         Common       565849106       14,731  149,053sh         sole                149,053
NATIONAL CITY CORPORATION Common       635405103       14,990  402,424sh         sole                402,424
NAUGATUCK VALLEY FINANCIALCommon       639067107           14    1,184sh         sole                  1,184
NEW ENGLAND BANCSHARES, INCommon       643863202          202   15,000sh         sole                 15,000
NEWALLAINCE BANCSHARES, INCommon       650203102          138    8,518sh         sole                  8,518
NORTHRIM BANCORP INC.     Common       666762109          956   32,340sh         sole                 32,340
PEOPLES BANCORP INC       Common       709789101          577   21,850sh         sole                 21,850
PRAXAIR INC.              Common       74005P104       14,233  226,059sh         sole                226,059
PSB HOLDINGS INC.         Common       69360W108           21    2,000sh         sole                  2,000
SOUTH FINANCIAL GROUP INC Common       837841105        9,764  394,979sh         sole                394,979
SOUTHWEST BANCORP INC.    Common       844767103       15,337  596,999sh         sole                596,999
SOVEREIGN BANCORP INC     Common       845905108       15,408  605,679sh         sole                605,679
STEWART INFORMATION SERVICCommon       860372101       14,570  348,659sh         sole                348,659
TORO CO                   Common       891092108       14,586  284,652sh         sole                284,652
UNITEDHEALTH GROUP INC    Common       91324P102       13,885  262,128sh         sole                262,128
VERIZON COMMUNICATIONS    Common       92343V104       14,690  387,397sh         sole                387,397
WEBSTER FINANCIAL CORP - CCommon       947890109       16,380  341,184sh         sole                341,184
WELLPOINT INC (NEW)       Common       94973V107       14,681  181,021sh         sole                181,021
WESCO INTERNATIONAL INC   Common       95082P105       14,265  227,217sh         sole                227,217
ABN AMRO HOLDING NV-SP ADRCommon       000937102          552   12,825sh         sole                 12,825
AUTOLIV INC.              Common       052800109       35,600  623,363sh         sole                623,363
BHP BILLITON LTD - SPON ADCommon       088606108       39,866  822,829sh         sole                822,829
CEMEX SA - SPONS ADR PART Common       151290889       54,7981,673,207sh         sole              1,673,207
METHANEX CORPORATION (US SCommon       59151K108          390   17,450sh         sole                 17,450
SAMSUNG ELECTRONICS COMMONCommon       796050888       19,389   63,727sh         sole                 63,727
SAMSUNG ELECTRONICS PFD N/Common       796050201          117      500sh         sole                    500
SAMSUNG SDI CO LTD-GDR    Common       796054203       13,408  839,345sh         sole                839,345
SK TELECOM CO LTD ADR     Common       78440P108       16,046  685,142sh         sole                685,142





















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